Share-based payment arrangements	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment arrangements
21. Share-based payment arrangements
Share-based payments expense consists of:

	December 31, 2020	December 31, 2019

Share options	$3,347	$3,128
Restricted share units with no performance criteria	1,305	1,600
Restricted share units with performance criteria	2,556	1,195
Deferred units	2,270	2,209
Performance share units	1,214	2,264
	$10,692	$10,396

i)    Share option plans
The Company's incentive stock option plan (the "Plan") consists of options ("Options") which are subject to a 5-year maximum term and payable in shares of the Company when vested and exercised. Options vest at the discretion of the board of directors of the Company (the "Board") at the time an Option is granted. Options generally vest in three equal and separate tranches with the first vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date.
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2020		2019
	Weighted average exercise price Cdn$	Number of options	Weighted average exercise price Cdn$	Number of options
At January 1,	$14.08	5,714,491	$22.56	5,591,228
Granted	12.72	1,156,744	5.98	2,387,256
Exercised	7.75	(618,915)	6.20	(56,644)
Expired	33.40	(813,933)	38.96	(697,322)
Forfeited	12.53	(345,999)	21.48	(1,510,027)
At December 31,	$11.56	5,092,388	$14.08	5,714,491
21. Share-based payment arrangements (continued)
As at December 31, 2020, a total of 3,898,038 options (2019 – 3,748,454) were available to grant under the Plan. As at December 31, 2020, 2,416,611 share purchase options (December 31, 2019 – 2,670,039) with a weighted average exercise price of CDN $14.45 (2019 – CDN $21.87) had vested and were exercisable.
The weighted average market share price at the date of exercise for share options exercised in 2020 was CDN $14.47 (2019 – CDN $10.43).
During the year ended December 31, 2020, 1,156,744 (2019 – 2,387,256) share options were granted. The weighted average fair value per stock option granted was CDN $4.12 (2019 – CDN $2.19).
Options outstanding are as follows:

	December 31, 2020			December 31, 2020
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$5.00 to $5.99	1,715,345	3.2	$5.68	562,607	$5.68
$6.00 to $6.99	543,509	2.3	6.20	292,515	6.20
$10.00 to $10.99	152,941	3.9	10.40	—	—
$11.00 to $11.99	189,812	4.5	11.56	—	—
$12.00 to $12.99	860,643	4.2	12.90	—	—
$13.00 to $13.99	68,649	4.3	13.50	—	—
$16.00 to $16.99	783,341	0.1	16.10	783,341	16.10
$21.00 to $21.99	20,000	0.8	21.15	20,000	21.15
$22.00 to $22.99	603,766	1.1	22.00	603,766	22.00
$23.00 to $23.99	151,933	1.2	23.18	151,933	23.18
$29.00 to $29.99	2,449	0.4	29.55	2,449	29.55

	5,092,388	2.5	$11.56	2,416,611	$14.45

The assumptions used to estimate the fair value of options granted during the years ended December 31, 2020 and December 31, 2019 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2020	2019
Risk-free interest rate (range) (%)	0.25 – 0.95	1.34 – 1.80
Expected volatility (range) (%)	63 – 70	59 – 63
Expected life (range) (years)	1.96– 3.96	1.98 – 3.98
Expected dividends (Cdn$)	—	—
21. Share-based payment arrangements (continued)
(ii)    Restricted share units plan
The Company has a restricted share unit plan (“RSU” plan) whereby restricted share units ("RSUs") may be granted to senior management of the Company. Such RSUs may be redeemed by the holder in shares or cash, with cash redemptions subject to the approval of the Board. The current maximum number of common shares authorized for issue under the RSU plan is 5,000,000. During the year ended December 31, 2020, the Company purchased 385,000 shares on the open market for $3,550. As at December 31, 2020, 564,586 common shares purchased by the Company remain held in trust in connection with this plan and have been included in treasury stock within equity on the consolidated statement of financial position.
Currently, the Company has two types of RSUs:
a. RSU with no performance criteria
These RSUs are exercisable into one common share once vested, for no additional consideration. They vest as follows: one third on the first anniversary of the grant date, one third on the second anniversary of the grant date and one third on the third anniversary of the grant date. RSUs with no performance criteria terminate on the third anniversary of the grant date.  All vested RSUs which have not been redeemed by the date of termination are automatically redeemed.  Such RSUs may be redeemed by the holder in shares or cash, with cash redemptions subject to the approval of the Board.
A total of 149,552 RSUs with no performance criteria at an average grant-date fair value of CDN $12.90 per unit were granted during the year ended December 31, 2020 under the Company’s RSU plan. The fair value of each RSU issued is determined based on the quoted market value of the Company's shares on date of grant.
A summary of the status of the RSUs with no performance criteria and changes during the year ended December 31, 2020 and December 31, 2019 is as follows:

	2020	2019
At January 1,	536,330	333,119
Granted	149,552	391,092
Redeemed	(190,963)	(137,594)
Forfeited	(16,852)	(50,287)
At December 31,	478,067	536,330

As at December 31, 2020, 44,748 restricted share units are fully vested and exercisable (2019 – 29,111).
b. RSU with performance criteria
RSUs with performance criteria vest on the third anniversary of the grant date, subject to achievement of pre-determined market-based performance criteria. When fully vested, the number of RSUs redeemed will range from 0% to 200% of the target award, subject to the performance of the share price over the three-year period.
A total of 299,112 RSUs with performance criteria were granted during the year ended December 31, 2020 with a fair value of CDN $24.94 per unit. The fair value of each RSU with market-based performance criteria issued is determined based on fair value of the share units on the date of grant which is based on a valuation model which uses the expected future forward price of the Company's shares and an index consisting of global gold-based securities.
21. Share-based payment arrangements (continued)
A summary of the status of the RSUs with performance criteria and changes during the year ended December 31, 2020 and December 31, 2019 is as follows:

	2020	2019
At January 1,	457,498	152,927
Granted	299,112	412,473
Forfeited	(66,643)	(107,902)
At December 31,	689,967	457,498

(iii)    Deferred units plan
The Company has an independent directors deferred unit plan (“DU Plan”) under which deferred units ("DU’s") are granted by the Board from time to time to independent directors (“the Participants”). DUs may be redeemed only on retirement of the independent director from the Board (the “Termination Date”) by providing the redemption notice (“Redemption Notice”) to the Company specifying the redemption date which shall be no later than December 15 of the first calendar year commencing after the calendar year in which the Termination Date occurred (the “Redemption Date”). The participant receives a cash payment equal to the market value of such DUs as of the Redemption Date.
At December 31, 2020, 289,360 DUs were outstanding (2019 – 362,433) with a fair value of $3,834 (2019 – $2,911), which is included in accounts payable and accrued liabilities. The fair value was determined based on the closing share price at December 31, 2020.
(iv) Performance share units plan
The Company has a Performance Share Unit plan (the “PSU” Plan) whereby PSUs may be granted to senior management of the Company at the discretion of the Board of Directors. Under the plan, PSUs cliff vest on the third anniversary of the grant date (the “Redemption Date”) and are subject to terms and conditions including the achievement of predetermined performance criteria (the “Performance Criteria”). When fully vested the number of PSUs redeemed will range from 0% to 200% of the target award, subject to the achievement of the Performance Criteria. Once vested, at the option of the Company, PSU’s are redeemable as a cash payment equal to the market value of the vested PSUs as of the Redemption Date, common shares of the Company equal to the number of vested PSUs, or a combination of cash and shares equal to the market value of the vested PSUs, for no additional consideration from the PSU holder and to be redeemed as soon as practicable after the Redemption Date.
There were no PSUs were granted during the year ended December 31, 2020 under the PSU Plan (December 31, 2019 – 264,083). The current maximum number of common shares authorized for issuance from treasury under the PSU Plan is 100,395. The fair value of each PSU issued is determined based on fair value of the share units on the date of grant which is based on the expected future forward price of the Company's shares and an index consisting of global gold securities.
Movements in the PSUs during the year ended December 31, 2020 and December 31, 2019 are as follows:

	2020	2019
At January 1,	610,885	484,899
Granted	—	264,083
Expired	(85,280)	(129,109)
Forfeited	—	(8,988)
At December 31,	525,605	610,885